CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net earnings (loss) for the year	$ 36,620	$ (16,453)
Items not affecting cash:
Current income tax expense	4,196	1,621
Deferred income tax expense (recovery)	12,668	(7,022)
Depreciation and depletion	67,466	25,518
Interest and finance expense, net	63,686	29,970
Loss on financial instruments at fair value	17,113	26,430
Settlement of offtake obligation	(4,423)	(1,543)
Share-based compensation	6,472	5,673
Unrealized foreign exchange loss (gain)	457	(2,823)
Changes in non-cash working capital items:
Receivables and other	1,389	(8,815)
Inventories	1,047	(12,573)
Accounts payable and accrued liabilities	(4,872)	34,580
Income taxes paid	(4,575)	(1,242)
Net cash generated by operating activities	197,244	73,321
CASH FLOWS FROM FINANCING ACTIVITIES
Common shares issued	2,304	3,891
Finance lease payments	(402)
Proceeds from convertible notes, net		95,795
Proceeds from credit facility, net		97,000
Proceeds from exercise of stock options	8,353	13,894
Proceeds from loan facility	480,000
Repayment of credit facility	(350,000)
Repurchase of stream obligation	(237,000)
Share issue costs	(31)	(225)
Transaction costs associated with a loan facility	(7,616)
Interest paid	(75,006)	(1,319)
Net cash generated by (used in) financing activities	(179,398)	209,036
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures on mineral properties, plant and equipment	(32,892)	(375,408)
Restricted cash	2,830	4,380
Interest received	2,728	527
Net cash used in investing activities	(27,334)	(370,501)
Decrease in cash and cash equivalents for the year	(9,488)	(88,144)
Cash and cash equivalents, beginning of the year	56,285	141,791
Effect of foreign exchange rate changes on cash and cash equivalents	(1,390)	2,638
Cash and cash equivalents, end of the year	$ 45,407	$ 56,285